Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment (Details) [Line Items]
Depreciation expense	$ 140,001	$ 394,907	$ 2,897,135
Cost of revenue		95,471	1,228,362
Cost of revenue [Member]
Property and Equipment (Details) [Line Items]
Depreciation expense		236,214	2,806,811
Selling and marketing expenses [Member]
Property and Equipment (Details) [Line Items]
Depreciation expense	$ 64,635	$ 10,283	$ 5,872